Selling, General and Administrative Expenses (Tables)	9 Months Ended
Dec. 31, 2020
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Summary of Selling, General and Administrative Expenses
Selling, general and administrative expenses for the nine months ended December 31, 2019 and 2020 are as follows:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Personnel expenses	¥192,526	¥194,368
Selling expenses	53,759	47,467
Administrative expenses	86,033	86,963
Depreciation of office facilities	5,436	6,130

Total	¥337,754	¥334,928

Selling, general and administrative expenses for the three months ended December 31, 2019 and 2020 are as follows:
	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Personnel expenses	¥66,736	¥66,239
Selling expenses	18,578	18,854
Administrative expenses	29,361	29,162
Depreciation of office facilities	1,888	2,054

Total	¥116,563	¥116,309